PENSION PLANS AND POSTRETIREMENT BENEFITS - Components of plan assets and reconciliation of funded status (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of net defined benefit liability (asset)
Weighted average duration of defined benefit obligations	15 years 6 months	16 years 1 month 6 days
Expected future benefit payments in 2022	$ 66.0
Reconciliation of funded status to net amount recognized
Recognized liabilities, defined benefit plans	154.6	$ 311.4
Pension defined benefit plans
Reconciliation of funded status to net amount recognized
Benefit obligations	(1,569.8)	(1,668.4)
Fair value of plan assets	1,522.0	1,440.0
Plan deficit	(47.8)	(228.4)
Asset limit and minimum funding adjustment	(24.2)	(12.9)
Net amount recognized	(72.0)	(241.3)
Recognized liabilities, defined benefit plans	133.3	311.4
Postretirement defined benefit plans
Reconciliation of funded status to net amount recognized
Benefit obligations	(61.3)	(70.1)
Plan deficit	(61.3)	(70.1)
Net amount recognized	$ (61.3)	$ (70.1)
Plan assets
Plan assets
Debt securities (as a percent)	53.10%	55.70%
Other (as a percent)	5.30%	4.10%
Total plan assets (in percent)	100.00%	100.00%
Plan assets | Canadian
Plan assets
Equity securities (as a percent)	15.70%	15.40%
Plan assets | Foreign
Plan assets
Equity securities (as a percent)	25.90%	24.80%
Other liabilities | Pension defined benefit plans
Reconciliation of funded status to net amount recognized
Recognized liabilities, defined benefit plans	$ 154.6	$ 311.4
Other assets | Pension defined benefit plans
Reconciliation of funded status to net amount recognized
Recognized liabilities, defined benefit plans	$ 21.3	$ 0.0